Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Class, Including Delinquency Status of those that Continue to Accrue Interest and are Nonperforming (Detail) - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 293,596	$ 284,109
Accruing 30-89 Days Past Due	1,209	1,300
Accruing 90 Days or More Past Due	605	584
Nonperforming	692	817
Total loans	296,102	286,810
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	103,273	101,844
Accruing 30-89 Days Past Due	307	322
Accruing 90 Days or More Past Due	79	69
Nonperforming	204	209
Total loans	103,863	102,444
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	39,627	39,354
Accruing 30-89 Days Past Due	34	70
Accruing 90 Days or More Past Due	3
Nonperforming	82	115
Total loans	39,746	39,539
Residential Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	70,071	64,443
Accruing 30-89 Days Past Due	154	181
Accruing 90 Days or More Past Due	120	114
Nonperforming	241	296
Total loans	70,586	65,034
Other Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	56,463	55,722
Accruing 30-89 Days Past Due	393	403
Accruing 90 Days or More Past Due	97	108
Nonperforming	165	197
Total loans	57,118	56,430
Credit Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	24,162	22,746
Accruing 30-89 Days Past Due	321	324
Accruing 90 Days or More Past Due	306	293
Total loans	$ 24,789	$ 23,363